Goodwill - Sensitivity to Change in Assumptions (Details)	Dec. 31, 2019 item	Oct. 01, 2019	Dec. 31, 2018
Budgeted revenue growth (change in pp) | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		(1.9)	(8.3)
Budgeted revenue growth (change in pp) | Qualtrics
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(1.6)
Pre-tax discount rate | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)			10.2
After-tax discount rate (change in pp) | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		4.9	8.7
After-tax discount rate (change in pp) | Qualtrics
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	6.3
Target operating margin at the end of the budgeted period | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		(13)	(28)
Target operating margin at the end of the budgeted period | Qualtrics
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(15)